UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch           Englewood Cliffs, NJ            May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $214,681
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                                FORM 13F INFORMATION TABLE
                                                               Redwood Capital Management, LLC
                                                                        March 31, 2007


COLUMN 1                         COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                                VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE   SHARED  NONE
--------------                   --------------    -----       --------  -------   --- ----  ----------  ----    ----   ------  ----
AETNA INC NEW                           COM        00817Y108    1,971    45,000     SH        SOLE       NONE     45,000
ALTRIA GROUP INC                        COM        02209S103    8,342    95,000     SH        SOLE       NONE     95,000
AMERICAN INTL GROUP INC                 COM        026874107    6,722   100,000     SH        SOLE       NONE    100,000
BURLINGTON NORTHN SANTA FE C            COM        12189T104    5,228    65,000     SH        SOLE       NONE     65,000
CELANESE CORP DEL                    COM SER A     150870103   14,030   454,935     SH        SOLE       NONE    454,935
CVS CORP                                COM        126650100   10,208   299,000     SH        SOLE       NONE    299,000
DADE BEHRING HLDGS INC                  COM        23342J206      460    10,500     SH        SOLE       NONE     10,500
ENDEAVOR ACQUISITION CORP         W EXP 12/14/200  292577111      438    98,350     SH        SOLE       NONE     98,350
ENDURANCE SPECIALTY HLDGS LT            SHS        G30397106    3,574   100,000     SH        SOLE       NONE    100,000
EXPRESS SCRIPTS INC                     COM        302182100    6,078    75,300     SH        SOLE       NONE     75,300
FREMONT GEN CORP                        COM        357288109      173    25,000     SH        SOLE       NONE     25,000
GENERAL FINANCE CORP                    COM        369822101    1,753   231,250     SH        SOLE       NONE    231,250
GEOEYE INC                              COM        37250W108   22,803 1,275,325     SH        SOLE       NONE  1,275,325
HD PARTNERS ACQUISITION CORP            COM        40415K100    5,363   715,000     SH        SOLE       NONE    715,000
HD PARTNERS ACQUISITION CORP      W EXP 06/01/201  40415K118      415   715,000     SH        SOLE       NONE    715,000
HUNTSMAN CORP                           COM        447011107    1,121    58,710     SH        SOLE       NONE     58,710
IHOP CORP                               COM        449623107    2,444    41,670     SH        SOLE       NONE     41,670
JAZZ TECHNOLOGIES INC                   COM        47214E102      199    46,385     SH        SOLE       NONE     46,385
KAISER ALUMINUM CORP               COM PAR $0.01   483007704   25,285   324,164     SH        SOLE       NONE    324,164
LAIDLAW INTL INC                        COM        50730R102   11,308   326,833     SH        SOLE       NONE    326,833
LIONS GATE ENTMNT CORP                COM NEW      535919203    6,315   552,980     SH        SOLE       NONE    552,980
MAGNA INTL INC                         CL A        559222401    3,380    45,000     SH        SOLE       NONE     45,000
NORTEL INVERSORA S A              SPON ADR PFD B   656567401    5,722   408,735     SH        SOLE       NONE    408,735
PORTLAND GEN ELEC CO                  COM NEW      736508847    2,426    83,092     SH        SOLE       NONE     83,092
RELIANCE STEEL & ALUMINUM CO            COM        759509102   10,472   216,360     SH        SOLE       NONE    216,360
SOUTHWEST AIRLS CO                      COM        844741108   11,312   769,500     SH        SOLE       NONE    769,500
SPRINT NEXTEL CORP                    COM FON      852061100    9,625   507,670     SH        SOLE       NONE    507,670
SYNAGRO TECHNOLOGIES INC              COM NEW      871562203    4,739   831,323     SH        SOLE       NONE    831,323
TIME WARNER CABLE INC                  CL A        88732J108   16,759   447,277     SH        SOLE       NONE    447,277
U S G CORP                            COM NEW      903293405      934    20,000     SH        SOLE       NONE     20,000
UAL CORP                              COM NEW      902549807    6,450   168,984     SH        SOLE       NONE    168,984
UNITEDHEALTH GROUP INC                  COM        91324P102    6,621   125,000     SH        SOLE       NONE    125,000
YRC WORLDWIDE INC                       COM        984249102    2,011    50,000     SH        SOLE       NONE     50,000




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